Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Investment in subsidiaries, VIE and VIE’s subsidiaries, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Balance Sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash	—	1,977,922	282,839
Due from a related party	1,037,396	991,884	141,841
Total current assets	1,037,396	2,969,806	424,680

Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	124,534,284	150,738,012	21,555,249
Amounts due from subsidiaries, VIE and VIE’s subsidiaries	—	—	—
Total non-current assets	124,534,284	150,738,012	21,555,249
Total assets	125,571,680	153,707,818	21,979,929

LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	101,812,107	105,229,777	15,047,658
Amounts due to subsidiaries, VIE and VIE’s subsidiaries	—	—	—
Accrued expenses and other liabilities	175,071	167,391	23,939
Total current liabilities	101,987,178	105,397,168	15,071,597
Total liabilities	101,987,178	105,397,168	15,071,597
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 169,110,000 shares issued and outstanding as of December 31, 2024)	112,784	—	—
Class A Ordinary Shares (US$0.0001 par value; 9,900,000,000 shares authorized, 462,320,000 issued and outstanding as of December 31, 2025)	—	323,529	46,231
Class B Ordinary Shares (US$0.0001 par value; 100,000,000 shares authorized, 54,790,000 issued and outstanding as of December 31, 2025)	—	39,380	5,479
Additional paid-in capital	318,979,171	360,478,358	50,524,354
Treasury stock	(7,664)	(1,195)	(150)
Statutory reserves	23,557,710	23,573,981	3,318,034
Accumulated deficit	(325,318,655)	(341,073,614)	(47,942,780)
Accumulated other comprehensive income	6,261,156	4,970,214	957,164
Total shareholders’ equity	23,584,502	48,310,653	6,908,332
Total liabilities and shareholders’ equity	125,571,680	153,707,818	21,979,929

Statements of Comprehensive Loss

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(8,549,401)	(41,062,420)	(12,321,017)	(1,761,883)
Impairment of long-term prepayments	(54,923,757)	—	—	—
Share of (loss) income of subsidiaries, VIEs and VIEs’ subsidiaries	(310,027,579)	7,548,905	(3,417,670)	(488,719)
Net loss	(373,500,737)	(33,513,515)	(15,738,687)	(2,248,962)
Other comprehensive income
Foreign currency translation adjustments	3,575,835	164,690	(1,290,942)	(184,602)
Total other comprehensive income	3,575,835	164,690	(1,290,942)	(184,602)
Comprehensive loss	(369,924,902)	(33,348,824)	(17,029,630)	(2,433,564)

Statements of Cash Flows

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,682,450)	(5,180,460)	(1,826,654)	(261,208)
Net cash (used in) provided by investing activities	(21,898,394)	4,772,029	(31,629,799)	(4,523,001)
Net cash provided by (used in) financing activities	(7,797,900)	—	35,434,375	4,930,000
Effect of exchange rate changes on cash	4,388,627	84,128	—	137,048
Net increase (decrease) in cash	(33,990,117)	(324,303)	1,977,922	282,839
Cash at the beginning of the year	34,314,420	324,303	—	—
Cash at the end of the year	324,303	—	1,977,922	282,839